Accrued Expenses and Other Payables (Accrued expenses and other payables) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accrued Expenses and Other Payables
Other payables	$ 4,199	¥ 27,400	¥ 5,454
Accrued Liabilities and Other Liabilities, Total	$ 4,199	¥ 27,400	¥ 5,454